Contingencies and Commitments	12 Months Ended
Dec. 31, 2025
Contingencies and Commitments [Abstract]
Contingencies and Commitments	CONTINGENCIES AND COMMITMENTS
a.Lawsuits and legal procedures
As of the issuance date of these financial statements, the Bank and its affiliates were subject to certain legal actions in the normal course of their business. As of December 31, 2025, the Bank and its subsidiaries have provisions for this item of Ch$3,933 million (Ch$3,928 million as of December 31, 2024) which is included in “Provisions” in the Consolidated Statements of Financial Position as provisions for contingencies. In order to cover the costs of legal proceedings in which there are first and second instance judgments adverse to the interests of Banco Santander, or potential alternative dispute resolutions, the Bank has set aside provisions of Ch$3,758 million and Ch$3,780 million as of December 31, 2025 and 2024, respectively. It is important to note that these amounts have been estimated based on quantitative information from the first instance judgments against the Bank and qualitative information from the proceedings, including, among other things, expert opinions from the trial, recommendations from defense attorneys, and experience based on court rulings in similar cases (jurisprudence) issued by different courts.
b.Contingent loans
The following table shows the Bank’s contractual obligations to issue loans:

	As of December 31,
	2025	2024
	MCh$	MCh$
Personal guarantees	556,196	365,932
Personal guarantees in local currency	308,861	201,688
Personal guarantees in foreign currency	247,335	164,244
Letter of credits of merchandise traffic operations	249,140	308,407
Transactions related to contingent events	1,871,802	2,208,507
Transactions related to contingent events in local currency	1,264,781	1,540,118
Transactions related to contingent events in foreign currency	607,021	668,389
Unrestricted prompt cancel credit lines	10,584,496	10,352,459
Other credit commitments	246,799	195,207
Credit for university studies	235	406
Other irrevocable credit commitments	246,564	194,801
Total	13,508,433	13,430,512
c.Held securities
The Bank holds securities in the normal course of its business as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Third party operations
Collections	81,175	75,710
Transferred financial assets managed by the Bank	134,794	86,673
Assets from third parties managed by the Bank and its affiliates	2,937,572	1,944,379
Subtotal	3,153,541	2,106,762
Custody of securities
Securities held in custody	15,957,950	11,112,490
Securities held in custody deposited in other entity	1,221,128	849,681
Issued securities held in custody	16,089,475	16,351,884
Subtotal	33,268,553	28,314,055
Total	36,422,094	30,420,817
As of December 31, 2025, the Bank has classified the portfolios managed by private banking into “Assets from third parties managed by the Bank and its affiliates” (memo account), the balance is Ch$2,937,572 million (Ch$1,944,379 million as of December 31, 2024).
NOTE 24 - CONTINGENCIES AND COMMITMENTS, continued
d.Guarantees
Banco Santander-Chile has an integral bank policy of coverage of Official Loyalty N°0030129 in force with the company Zurich Chile Seguros Generales S.A., coverage for USD50,000,000 per claim with an annual limit of USD100,000,000, which covers both the Bank and its subsidiaries, with an expiration date of June 30, 2024.
e.Contingent loans and liabilities
The Bank took on several contingent loans and liabilities, to satisfy its clients’ needs, that are not recognised in the Consolidated Financial Statements of Financial Position; these contain loan risks and are, therefore, part of the Bank’s global risk.